Undiscovered Managers Funds
245 Park Avenue
New York, New York 10167

January 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Filing Desk

Re:	Undiscovered Managers Funds Securities Act File No. 333-37711 Investment Company Act File No. 811-8437

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds listed on Appendix A do not differ from those contained in the Post-Effective Amendment No. 29 (Amendment No. 30 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 19, 2008.

If you have any questions, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary
Undiscovered Managers Funds

Appendix A

JPMorgan Realty Income Fund
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
Undiscovered Managers Small Cap Growth Fund